--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[LOGO]
NEW ENGLAND FUNDS
Where The Best Minds Meet(R)

--------------------------------------------------------------------------------

                                                                     New England
                                                             Star Small Cap Fund

                               [graphic omitted]
                                      WHERE
                                    THE BEST
                                      MINDS
                                     MEET(R)

---------------
June 30, 1999
---------------

--------------------------------------------------------------------------------
AUGUST 1999
--------------------------------------------------------------------------------

[Photo of Bruce R. Speca]

--------------------------------------------------------------------------------
"Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing."

Dear Shareholder,


Performance results for the New England Family of Funds were driven mainly by two important changes that took place in our financial markets during the first half of 1999. First, the long, upward climb of large-capitalization stocks slowed dramatically as attention turned to stocks with more reasonable valuations. Then, bond investors grew fearful that our persistently strong economy would lead the Federal Reserve Board to impose higher interest rates. Your manager's commentary on the following pages details how these trends affected your fund's strategy and performance.

As I watch investments come in and out of favor, I'm reminded of the importance of asset allocation - the practice of dividing your portfolio among different kinds of stocks and bonds. The idea is to own more or less of each investment type according to your feelings about risk and your investment time horizon. Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing. In addition to broadening diversification, it seeks to avoid exposure to narro w market segments and can help reduce volatility.

While a diversified portfolio may have given solid returns during the past year, many investors were disappointed when they compared those returns to the performance of large-company growth stocks or to the soaring returns of Internet stocks. Suddenly, investors were asking: Is asset allocation dead?

Certainly not! Like so much in life, market cycles are inevitable. Different categories of investments will be popular at different times, and a sensible asset allocation program can help you as market trends change.

I know it can be tempting to jump on a bandwagon and go after "easy money." But I encourage you, instead, to maintain a rational, long-term perspective and to consult your financial representative regularly to review and fine-tune your investments, including a well-diversified asset allocation program.

Thank you for your continued interest. We look forward to helping you achieve your long-term financial objectives.

Sincerely,

/s/ Bruce R. Speca

Bruce R. Speca
President and CEO

--------------------------------------------------------------------------------
                         NEW ENGLAND STAR SMALL CAP FUND
--------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1999
--------------------------------------------------------------------------------

Putting Performance in Perspective

The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in the Star Small Cap Fund's Class A shares compared to Russell 2000. The data points to this chart are as follows:]

                   December 1996 (Inception) through June 1999

                             NET ASSET           MAXIMUM
                              VALUE(1)       SALES CHARGE(2)   RUSSELL 2000
        ---------------------------------------------------------------------
          12/96               10,000              9,425           10,000
           3/97                9,352              8,814            9,483
           6/97               11,040             10,405           11,020
           9/97               13,160             12,403           12,660
          12/97               12,697             11,966           12,236
           3/98               14,126             13,314           13,467
           6/98               13,341             12,574           12,839
           9/98               10,292              9,701           10,252
          12/98               12,956             12,211           11,924
           3/99               12,956             12,211           11,278
           6/99               14,968             14,107           13,032

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B and C share performance will differ from that shown based on differences in fees and sales charges. All index and Fund performance assumes reinvestment of distributions.

--------------------------------------------------------------------------------
   NOT FDIC INSURED                MAY LOSE VALUE             NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NEW ENGLAND STAR SMALL CAP FUND
--------------------------------------------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS - 6/30/99
--------------------------------------------------------------------------------

  CLASS A (Inception 12/31/96)       6 MONTHS     1 YEAR       SINCE INCEPTION

  Net Asset Value(1)                   15.5%       12.2%           17.5%
  With Maximum Sales Charge(2)          8.8         5.7            14.8
--------------------------------------------------------------------------------

  CLASS B (Inception 12/31/96)       6 MONTHS     1 YEAR       SINCE INCEPTION

  Net Asset Value(1)                   15.0%       11.3%           16.7%
  With CDSC(3)                         10.0         6.3            15.7
--------------------------------------------------------------------------------

  CLASS C (Inception 12/31/96)       6 MONTHS     1 YEAR       SINCE INCEPTION

  Net Asset Value(1)                   15.0%       11.3%           16.7%
  With CDSC(3)                         14.0        10.3            16.7
--------------------------------------------------------------------------------
                                                                SINCE FUND'S
                                                                CLASS A, B, C
     COMPARATIVE PERFORMANCE         6 MONTHS     1 YEAR          INCEPTION

  Russell 2000 Small Stock Index(4)     9.3%        1.5%           11.2%
  Lipper Small Cap Average(5)           8.6         1.9            11.2
  Morningstar Small Growth Average(6)  12.2         9.9            13.4
--------------------------------------------------------------------------------

NOTES TO CHARTS

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase. Returns would have been lower had sales charges been reflected.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes reinvestment of all distributions and, for Class B shares, assumes that a maximum 5.00% sales charge is applied to redemptions. The sales charge will decrease over time, declining to zero six years after the purchase of shares. With CDSC performance for Class C shares assumes a maximum 1.00% sales charge on redemptions within the first year of purchase.

(4) Russell 2000 Small Stock Index is an unmanaged index measuring the stock price performance of small companies. The performance of the index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. It is not possible to invest directly in an index.

(5) Lipper Small Cap Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Inc., an independent mutual fund ranking service.

(6) Morningstar Small Growth Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Morningstar, Inc., an independent mutual fund ranking service.

--------------------------------------------------------------------------------
                        NEW ENGLAND STAR SMALL CAP FUND
--------------------------------------------------------------------------------

                                                OVERVIEW: HOW THE FUND PERFORMED
--------------------------------------------------------------------------------

While returns on small-cap stocks improved slightly during the first six months of 1999, they continued to lag the returns of their large-cap and mid-cap counterparts. Nevertheless, New England Star Small Cap Fund produced relatively strong performance during the period. For the six-month period that ended June 30, 1999, Class A shares at net asset value generated a 15.5% return, reflecting a $2.43 per share increase in net asset value to $18.09. For the same period, the Fund's benchmark, the Russell 2000, an index of small-cap stocks, generated a return of 9.3%.

New England Star Small Cap Fund is composed of four separate portfolio segments, each managed by a different investment management firm. This multiple-adviser approach is the essence of the Star concept. It provides a means to diversify among not just individual securities but investment styles and strategies of several established management firms.

During the first six months of 1999, the investment environment changed. For the first quarter, the market conditions that had prevailed during 1998 continued. While interest rates started to edge up, economic growth remained strong and inflation was contained. As had been the case for more than a year, large-cap stocks continued to outperform small-cap and mid-cap stocks, and growth stocks outpaced value stocks.

As we moved into the second quarter, however, robust consumer spending, higher commodity prices, moderate labor shortages and wage hikes raised concerns about the prospects for higher inflation and interest rates. As a result, three themes began to emerge in the market.

First, the market became more concerned about the potential for higher inflation and rising interest rates. An environment with inflation fears is often negative for growth stocks because rising inflation over several years can effectively erode the value of future earnings that drive the price of such stocks. When the potential prospects for higher inflation began to dominate investor psychology, growth stocks began to lose some of their relative appeal.

Second, some value stocks began to outpace growth stocks, which were leaders during the previous year. As the popularity of growth stocks subsided, the attractiveness of value stocks rose. Value stocks usually emphasize asset value rather than earnings growth, and they are less influenced by the prospects of higher inflation. Value stocks are often overlooked by investors. As a result, they typically have low prices when compared to growth stocks, using yardsticks such as price/earnings ratios.

Third, mid-cap stocks tended to become more popular as large-cap stocks began to lose some of their appeal. This shift in market leadership is largely attributable to the extraordinary gains in large-cap stocks in the past few years. Going into the second quarter of 1999, many investors believed that mid-cap stocks were more attractively valued.

While the performance of small-cap stocks improved slightly during the six months, small-cap stock returns lagged the performance of mid-cap and large-cap companies. Small-cap stocks are often technology-oriented, and they frequently have rapidly accelerating earnings growth. These are certainly favorable attributes. Over the past two years, however, investors were able to purchase securities of larger technology companies with fast earnings growth, without taking on the added risk that is inherent in small caps.

Your Fund, which provides diversification among four small-cap segments with different investment styles, produced excellent returns for the six-month period. The RS Investment Management segment, which emphasizes growth stocks in a variety of economic sectors, produced the largest gains in the Fund. The Loomis Sayles segment, which also follows a growth style, had 20% to 30% of its assets in technology stocks. It, too, generated healthy returns. The Oakmark/Harris segment and the Montgomery segment focus more on value-oriented stocks, and these portfolios significantly underperformed the other segments.

                   YOUR FUND'S 10 LARGEST SECTORS -- 6/30/99
--------------------------------------------------------------------------------

                                                                     % OF
    SECTOR                                                        NET ASSETS
--------------------------------------------------------------------------------

     1. TELECOMMUNICATIONS                                            8.8
--------------------------------------------------------------------------------
     2. SOFTWARE                                                      7.2
--------------------------------------------------------------------------------
     3. RETAIL                                                        6.2
--------------------------------------------------------------------------------
     4. COMPUTER SOFTWARE & SERVICES                                  4.4
--------------------------------------------------------------------------------
     5. ELECTRONIC COMPONENTS                                         4.4
--------------------------------------------------------------------------------
     6. BUSINESS SERVICES                                             4.3
--------------------------------------------------------------------------------
     7. TELECOMMUNICATIONS EQUIPMENT                                  3.5
--------------------------------------------------------------------------------
     8. BROADCASTING                                                  3.4
--------------------------------------------------------------------------------
     9. DRUGS & HEALTH CARE                                           3.0
--------------------------------------------------------------------------------
    10. SEMICONDUCTORS                                                2.9
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS AND ASSET ALLOCATIONS WILL VARY.
--------------------------------------------------------------------------------

Looking ahead, we are optimistic about the long-term prospects for small-cap stocks and for your Fund. We believe this is an excellent time to accumulate shares of small-caps stocks because their prices are low and their potential for appreciation is outstanding in our opinion. Small-cap stocks tend to have relatively long periods of modest returns and shorter periods of rapidly accelerating returns. This is sometimes called the "small-cap sprint." Generally, investors who reap the rewards of the higher, short-term returns, are those who have the patience and persistence to stay with their investments for a long period of time. Although past performance does not guarantee future results, historically, small-cap stocks have exhibited excellent long-term growth, and tend to outperform large company stocks and bonds over the long term.

The portfolio managers' commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

The Fund may invest in foreign and emerging market securities which involve special risks. The Fund may invest in higher yielding securities. Investments in lower-rated, higher yielding bonds may involve greater risk. Small capitalization companies may be subject to more abrupt price movements, limited market and less liquidity than larger, more established companies. The Fund may invest in REITS which are subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages. This Fund may invest in derivative securities for hedging purposes. These risks may increase share price volatility. See the Fund's prospectus for details.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of June 30, 1999
(unaudited)

COMMON STOCK - 95.9% OF TOTAL NET ASSETS

SHARES    DESCRIPTION                                                  VALUE (A)
--------------------------------------------------------------------------------
         AEROSPACE & DEFENSE - 0.4%
 15,400  Moog, Inc. ........................................         $  529,375

         AIRLINES - 0.4%
 22,500  SkyWest, Inc. .....................................            561,094
                                                                     ----------
         APPAREL & TEXTILES - 1.3%
  5,850  Cutter & Buck, Inc. ...............................             98,719
 33,300  Pacific Sunwear of California (c) .................            811,687
 45,000  Reebok International, Ltd. (c) ....................            838,125
                                                                     ----------
                                                                      1,748,531
                                                                     ----------
         AUTOMOTIVE - 1.0%
 25,000  Standard Motor Products, Inc. .....................            612,500
 30,100  Tower Automotive, Inc. (c) ........................            765,669
                                                                     ----------
                                                                      1,378,169
                                                                     ----------
         BANKS & THRIFTS - 2.7%
 13,400  Bank United .......................................            538,512
 31,250  BankAtlantic Bancorp, Inc. ........................            226,563
 23,150  Commercial Federal ................................            536,791
 25,000  Golden State Bancorp (c) ..........................            550,000
 30,000  Northwest Bancorp, Inc. ...........................            300,000
 30,000  People's Bank .....................................            913,125
  5,200  Republic New York Corp. ...........................            354,575
 18,400  Staten Islands Bancorp, Inc. ......................            331,200
                                                                     ----------
                                                                      3,750,766
                                                                     ----------
         BIOTECHNOLOGY - 0.2%
 16,700  Visible Genetics, Inc. (c) ........................            269,288
                                                                     ----------
         BROADCASTING - 3.4%
 27,500  AT&T Corp. - Liberty Media Group ..................          1,010,625
 13,900  Citadel Communications Corp. (c) ..................            503,006
 18,300  Cumulus Media, Inc. (c) ...........................            400,313
 12,000  Entercom Communications Corp. (c) .................            513,000
 28,800  Film Roman, Inc. ..................................             84,600
 34,000  LodgeNet Entertainment Corp. ......................            473,875
 13,000  Metro Networks (c) ................................            693,875
 60,000  New Frontier Media, Inc. ..........................            435,000
 90,300  The Kushner-Locke Co. .............................            586,950
                                                                     ----------
                                                                      4,701,244
                                                                     ----------
         BUILDING & RELATED - 2.3%
 15,200  Champion Enterprises (c) ..........................            283,100
 24,800  Elcor Corp. .......................................          1,083,450
 14,500  Granite Construction, Inc. ........................            425,031
 11,500  Kaufman & Broad Home ..............................            286,063
 27,000  Manitowoc Co. .....................................          1,123,875
                                                                     ----------
                                                                      3,201,519
                                                                     ----------
         BUSINESS SERVICES - 4.3%
  6,800  Abacus Direct Corp. (c) ...........................            622,200
 18,700  Acxiom Corp. (c) ..................................            466,331
  2,800  Catalina Marketing (c) ............................            257,600
100,000  Condor Technology Solutions .......................            468,750
 43,650  HA-LO Industries (c) ..............................            431,044
 22,800  Labor Ready, Inc. (c) .............................            741,000
  8,700  MAXIMUS, Inc. .....................................            250,125
 17,800  Metris Cos ........................................            725,350
  9,000  Network Solutions, Inc. ...........................            712,125
 25,100  On Assignment, Inc. ...............................            655,737
 10,800  Snyder Communications, Inc. .......................            353,700
 15,250  Tetra Tech, Inc. (c) ..............................            251,625
  1,700  TMP Worldwide, Inc. (c) ...........................            107,950
                                                                     ----------
                                                                      6,043,537
                                                                     ----------
         CHEMICALS - 0.8%
 27,500  Airgas, Inc. ......................................            336,875
 30,000  Ferro Corp. .......................................            825,000
                                                                     ----------
                                                                      1,161,875
                                                                     ----------
         COAL - 0.4%
 30,000  Westmoreland Coal Co., Preferred ..................            547,500
                                                                     ----------
         COMMUNICATION SERVICES - 1.6%
 17,400  Metromedia Fiber Network (c) ......................            625,312
 15,000  Powerwave Technologies, Inc. (c) ..................            483,750
  9,850  Proxim, Inc. (c) ..................................            571,300
 20,000  Western Wireless ..................................            540,000
                                                                     ----------
                                                                      2,220,362
                                                                     ----------
         COMPUTER SOFTWARE & SERVICES - 4.4%
 25,000  BEA Systems, Inc. .................................            714,062
  7,800  Clarify, Inc. (c) .................................            321,750
 21,200  Concentric Network Corp. (c) ......................            842,700
 30,000  Elbit, Ltd. .......................................            294,375
 47,000  IntraNet Solutions, Inc. ..........................            396,563
  5,700  QRS Corp. (c) .....................................            444,600
 37,400  SoftNet Systems, Inc. (c) .........................          1,042,525
 50,000  Symantec Corp. (c) ................................          1,275,000
 15,000  Verity, Inc. (c) ..................................            812,812
                                                                     ----------
                                                                      6,144,387
                                                                     ----------
         COMPUTERS & BUSINESS EQUIPMENT - 0.3%
166,657  United Shipping and Technology, Inc. ..............            479,139
                                                                     ----------
         COMPUTER HARDWARE - 1.4%
  5,800  Emulex Corp. (c) ..................................            644,887
 45,000  Micron Electronics (c) ............................            452,813
 50,000  Sequent Computer Systems, Inc. ....................            887,500
                                                                     ----------
                                                                      1,985,200
                                                                     ----------
         CONSUMER GOODS & SERVICES - 2.4%
 13,600  Education Management (c) ..........................            282,200
 15,000  Libbey, Inc. ......................................            435,000
 32,400  Playtex Products (c) ..............................            504,225
 50,000  R.G. Barry Corp. (c) ..............................            412,500
 17,800  Regis Corp. .......................................            341,537
 20,000  Scotsman Industries, Inc. .........................            431,250
 50,000  U-Ship, Inc., Preferred ...........................            143,750
 25,000  U-Ship, Inc., Warrants ............................             41,750
 35,000  ValueVision International, Inc. ...................            695,625
                                                                     ----------
                                                                      3,287,837
                                                                     ----------
         DIVERSIFIED CONGLOMERATES - 0.6%
 50,000  U.S. Industries, Inc. (c) .........................            850,000
                                                                     ----------
         DRUGS & HEALTH CARE - 3.0%
 32,500  Catalytica, Inc. ..................................            455,000
 33,000  Duane Reade, Inc. .................................          1,010,625
 15,000  Enzon, Inc. .......................................            301,172
 45,000  Guilford Pharmaceuticals, Inc. (c) ................            573,750
 14,400  ICOS Corp. (c) ....................................            587,700
  5,200  IDEC Pharmaceuticals Corp. (c) ....................            400,725
  7,800  Medimmune, Inc. (c) ...............................            528,450
 12,500  Pharmacyclics, Inc. (c) ...........................            350,000
                                                                     ----------
                                                                      4,207,422
                                                                     ----------
         ELECTRIC UTILITIES - 0.5%
 10,500  Montana Power Co. .................................            740,250
                                                                     ----------
         ELECTRICAL EQUIPMENT - 0.4%
 27,500  American Power Conversion Corp. ...................            553,438
                                                                     ----------
         ELECTRONIC COMPONENTS - 4.4%
 20,000  ANADIGICS, Inc. ...................................            740,000
 10,050  Applied Micro Circuits Corp. (c) ..................            826,612
 15,000  Cymer, Inc. (c) ...................................            375,000
 35,000  ESS Technology, Inc. ..............................            470,313
 11,100  Optical Coating Laboratory, Inc. ..................            928,237
 16,300  Plexus Corp. ......................................            491,038
  9,400  PMC-Sierra, Inc. (c) ..............................            554,012
 10,800  Power Integrations (c) ............................            789,750
 11,600  Sanmina Corp. (c) .................................            880,150
                                                                     ----------
                                                                      6,055,112
                                                                     ----------
         ELECTRONICS - 2.3%
 37,500  Cypress Semiconductor Corp. .......................            618,750
  6,800  Flextronics International (c) .....................            377,400
 18,600  PRI Automation, Inc. (c) ..........................            674,250
  9,500  Raychem Corp. .....................................            351,500
 13,100  SDL, Inc. (c) .....................................            668,919
 12,500  SpeedFam-IPEC, Inc. ...............................            200,781
 10,000  UCAR International, Inc. ..........................            252,500
                                                                     ----------
                                                                      3,144,100
                                                                     ----------
         ENTERTAINMENT - 0.3%
  5,700  Carmike Cinemas, Inc. .............................             90,844
  8,000  CEC Entertainment, Inc. ...........................            338,000
                                                                     ----------
                                                                        428,844
                                                                     ----------
         FINANCE - 1.7%
 50,000  ARM Financial Group ...............................            425,000
 15,000  Duff & Phelps Credit Rating .......................          1,003,125
 38,300  First Sierra Financial, Inc. ......................            957,500
                                                                     ----------
                                                                      2,385,625
                                                                     ----------
         FINANCIAL SERVICES - 0.7%
 20,800  Profit Recovery Group International, Inc. (c) .....            984,100
                                                                       --------
         FOOD & BEVERAGES - 2.2%
 12,000  Celestial Seasonings, Inc. ........................            258,000
 50,000  Del Monte Foods Co. ...............................            837,500
 23,800  Fleming Companies, Inc. ...........................            276,675
 20,000  International Multifoods ..........................            451,250
 40,000  M&F Worldwide .....................................            317,500
 40,000  Ralcorp Holdings, Inc. (c) ........................            642,500
 17,600  Seminis, Inc. .....................................            265,100
                                                                     ----------
                                                                      3,048,525
                                                                     ----------
         HEALTH CARE - MEDICAL TECHNOLOGY - 2.4%
 12,500  CardioThoracic Systems, Inc. ......................            175,000
  9,100  Cerus Corp. .......................................            200,200
 50,000  Endocardial Solutions, Inc. .......................            471,875
  9,300  MiniMed, Inc. (c) .................................            715,519
 12,450  Osteotech, Inc. (c) ...............................            357,937
 30,000  Sabratek Corp. ....................................            656,250
 15,700  Xomed Surgical Products, Inc. (c) .................            764,394
                                                                     ----------
                                                                      3,341,175
                                                                     ----------
         HEALTH CARE - SERVICES - 2.8%
 20,000  First Health Group Corp. ..........................            431,250
 12,500  Laser Vision Centers, Inc. (c) ....................            787,500
 60,800  Medaphis Corp. (c) ................................            349,600
 21,900  Medquist, Inc. (c) ................................            958,125
 17,000  Oxford Health Plans, Inc. (c) .....................            264,562
 22,800  TLC The Laser Center, Inc (c) .....................          1,094,400
                                                                     ----------
                                                                      3,885,437
                                                                     ----------
         HOTELS & RESTAURANTS - 0.6%
 14,000  Consolidated Products, Inc. .......................            252,000
 62,500  Taco Cabana, Inc. .................................            636,719
                                                                     ----------
                                                                        888,719
                                                                     ----------
         INDUSTRIAL GOODS & SERVICES - 2.2%
 25,000  Columbus McKinnon .................................            600,000
 15,000  HB Fuller Co. .....................................          1,025,625
 60,000  MagneTek, Inc. (c) ................................            633,750
 25,000  Photon Dynamics, Inc. .............................            300,000
 27,500  Teekay Shipping Corp. .............................            484,687
                                                                     ----------
                                                                      3,044,062
                                                                     ----------
         INSURANCE - 1.6%
 10,000  American Heritage Life Investment .................            245,000
  5,700  MGIC Investment Corp. .............................            281,081
  5,000  PMI Group, Inc. ...................................            314,063
  7,892  Radian Group, Inc. ................................            385,228
 12,400  StanCorp Financial Group, Inc. ....................            372,000
 20,000  The MONY Group, Inc. ..............................            652,500
                                                                     ----------
                                                                      2,249,872
                                                                     ----------
         INTERNET CONTENT - 1.5%
  6,900  About.com, Inc. ...................................            357,937
    500  Ask Jeeves, Inc. ..................................             32,469
  1,000  BackWeb Technologies, Ltd. ........................             27,375
 20,400  Homeseekers.com ...................................             96,900
  4,400  Inktomi Corp. (c) .................................            578,600
 14,700  Security First Technologies Corp. (c) .............            663,337
    400  StarMedia Network, Inc. ...........................             25,650
 15,000  Telescan, Inc. ....................................            345,938
                                                                     ----------
                                                                      2,128,206
                                                                     ----------
         INVESTMENT COMPANIES - 0.2%
 10,900  Waddell & Reed Financial, Inc. ....................            299,069
                                                                     ----------
         MACHINERY - 1.8%
 17,000  Applied Power, Inc. ...............................            464,312
 10,000  Graco, Inc. .......................................            293,750
 25,000  Northwest Pipe Co. (c) ............................            415,625
 47,300  Sames Corp. .......................................            940,087
 42,500  TurboChef, Inc. ...................................            409,063
                                                                     ----------
                                                                      2,522,837
                                                                     ----------
         MANUFACTURING - 0.8%
 12,500  SPX Corp. (c) .....................................          1,043,750
                                                                     ----------
         OFFICE EQUIPMENT & SUPPLIES - 0.2%
  7,900  Bell & Howell (c) .................................            298,719
                                                                     ----------
         OIL & GAS/EXPLORATION & PRODUCTION - 1.3%
 15,000  Apache Corp. ......................................            585,000
 20,000  Belco Oil & Gas Corp. .............................            138,750
 12,500  Devon Energy Corp. ................................            446,875
 48,600  Marine Drilling (c) ...............................            665,213
                                                                     ----------
                                                                      1,835,838
                                                                     ----------
         PACKAGING - 0.2%
  9,000  AptarGroup, Inc. ..................................            270,000
                                                                     ----------
         PAPER & FOREST PRODUCTS - 0.6%
 10,600  Mead Corp. ........................................            442,550
  9,600  Willamette Industries, Inc. .......................            442,200
                                                                     ----------
                                                                        884,750
                                                                       --------
         PETROLEUM SERVICES - 2.4%
 19,300  Atwood Oceanics (c) ...............................            603,125
 16,500  BJ Services (c) ...................................            485,719
360,000  Bonus Resource Services Corp. .....................            547,200
 25,000  ENSCO International, Inc. .........................            498,438
 15,000  Ensign Resource Service Group, Inc. (CAD) .........            302,037
 12,000  Noble Drilling (c) ................................            226,500
 28,200  R&B Falcon Corp. ..................................            264,375
 20,000  Rowan Companies, Inc. (c) .........................            368,750
                                                                     ----------
                                                                      3,296,144
                                                                     ----------
         REAL ESTATE - 1.4%
 60,000  Catellus Development (c) ..........................            930,000
 50,000  Prime Hospitality (c) .............................            600,000
 25,000  Trammell Crow Co. .................................            410,937
                                                                     ----------
                                                                      1,940,937
                                                                     ----------
         RETAIL - 6.2%
 16,950  99 Cents Only Stores (c) ..........................            846,441
  6,300  Ames Department Stores, Inc. ......................            287,438
 21,000  AnnTaylor Stores (c) ..............................            945,000
 20,000  BJ's Wholesale Club (c) ...........................            601,250
 70,000  CompUSA, Inc. (c) .................................            520,625
 20,050  Cost Plus, Inc. (c) ...............................            912,275
 40,000  Department 56, Inc. ...............................          1,075,000
190,000  Krause's Furniture (c) ............................            558,125
 25,850  Linens'n Things (c) ...............................          1,130,937
 20,000  Michaels Stores, Inc. .............................            612,500
  8,900  Talbots, Inc. .....................................            339,312
  9,500  The Men's Wearhouse, Inc. (c) .....................            242,250
 75,000  Ugly Duckling Corp. (c) ...........................            543,750
                                                                     ----------
                                                                      8,614,903
                                                                     ----------
         RETAIL - GROCERY - 0.2%
 10,000  Great Atlantic & Pacific Tea Co. ..................            338,125
                                                                     ----------
         RETAIL - SPECIALTY - 0.5%
  4,900  GoTo.com, Inc. ....................................            137,200
 29,200  J. Jill Group, Inc. ...............................            427,050
  7,800  Shop At Home, Inc. ................................             69,469
  4,000  Stamps.com, Inc. ..................................             70,000
                                                                     ----------
                                                                        703,719
                                                                     ----------
         SEMI-CONDUCTORS - 2.9%
 23,500  Advanced Energy Industries, Inc. (c) ..............            953,219
 12,000  Altera Corp. (c) ..................................            441,750
 10,600  Cree Research, Inc. (c) ...........................            815,537
  9,100  hi/fn, Inc. (c) ...................................            692,738
 23,400  TranSwitch Corp. (c) ..............................          1,108,575
                                                                     ----------
                                                                      4,011,819
                                                                     ----------
         SERVICES - 0.5%
  8,000  Verisign, Inc. (c) ................................            690,000
                                                                     ----------
         SOFTWARE - 7.2%
  8,050  Advent Software, Inc. (c) .........................            539,350
120,000  Artisoft, Inc. ....................................            607,500
    200  Clarent Corp. .....................................              5,100
  7,300  Concord Communications, Inc. (c) ..................            328,500
 60,000  DSET Corp. ........................................            836,250
 13,500  F5 Networks, Inc. .................................            553,500
 43,300  Genesys Telecommunications Laboratory (c) .........          1,082,500
 68,200  Information Advantage, Inc. .......................            279,194
 31,000  Macromedia, Inc. (c) ..............................          1,092,750
 22,900  Mercury Interactive Corp. (c) .....................            810,087
 22,000  MICROS Systems, Inc. ..............................            748,000
100,000  NetMoves Corp. ....................................            550,000
 30,000  Netopia, Inc. .....................................            682,500
 20,000  nFront, Inc. ......................................            303,750
  1,150  Persistence Software, Inc. ........................             15,669
  8,000  Pinnacle Systems, Inc. ............................            266,000
 27,500  Research in Motion, Ltd. ..........................            556,875
  5,000  Synopsys, Inc. (c) ................................            275,937
  1,900  Viant Corp. .......................................             66,500
  8,000  WebTrends Corp. ...................................            369,000
                                                                     ----------
                                                                      9,968,962
                                                                     ----------
         STEEL - 0.2%
 30,000  NS Group, Inc. ....................................            277,500
                                                                     ----------
         TECHNOLOGY - 0.7%
  7,000  Gemstar International Group, Ltd ..................            456,750
 11,600  Kronos, Inc. (c) ..................................            527,800
                                                                     ----------
                                                                        984,550
                                                                     ----------
         TELECOMMUNICATION - 8.8%
 15,000  Aerial Communications, Inc. .......................            202,500
 30,500  CapRock Communications Corp. ......................          1,235,250
  5,200  Copper Mountain Networks, Inc. (c) ................            401,700
 20,000  Cyberfast Systems, Inc. ...........................            211,880
 45,000  Digital Microwave Corp. (c) .......................            573,750
 19,100  Dycom Industries, Inc. (c) ........................          1,069,600
  8,600  Esat Telecom Group plc (ADR) ......................            377,325
 25,000  Excel Switching Corp. .............................            748,438
 20,000  ICG Communications, Inc. ..........................            427,500
  2,500  ICO Global Communications (Holdings), Ltd. ........             15,078
  6,900  ITC DeltaCom (c) ..................................            193,200
 22,500  IXC Communications, Inc. ..........................            884,531
 12,500  MGC Communications, Inc. ..........................            325,000
 27,500  Omnipoint Corp. ...................................            795,781
 55,000  Primus Telecomm Group, Inc. .......................          1,234,063
 38,880  PT Telekomunikasi Indoneisa (ADR) (c) .............            483,570
 16,000  Quanta Services, Inc. .............................            704,000
118,600  Startec Global Communications .....................          1,438,025
 16,000  Viatel, Inc. (c) ..................................            898,000
                                                                     ----------
                                                                     12,219,191
                                                                     ----------
         TELECOMMUNICATION EQUIPMENT - 3.5%
  5,000  ADTRAN, Inc. ......................................            181,875
 22,000  Advanced Radio Telecom Corp. ......................            316,250
  7,700  Carrier Access Corp. ..............................            337,356
  9,700  Comverse Technology (c) ...........................            732,350
 19,000  DSP Communications, Inc. (c) ......................            548,625
 15,000  PictureTel Corp., New (c) .........................            120,000
 35,000  Sawtek, Inc. (c) ..................................          1,605,625
  6,100  Uniphase Corp. (c) ................................          1,012,600
  7,500  Vari-L Company, Inc. ..............................             64,219
                                                                     ----------
                                                                      4,918,900
                                                                     ----------
         TRUCKING & FREIGHT FORWARDING - 0.6%
 76,800  Simon Transportation Services, Inc. ...............            379,200
 20,800  Swift Transportation Co., Inc. ....................            457,600
                                                                     ----------
                                                                        836,800
                                                                     ----------
         WASTE MANAGEMENT - 1.2%
 43,000  Capital Environmental Resource, Inc. ..............            623,500
 12,000  Casella Waste Systems, Inc. .......................            312,000
 30,600  Republic Services, Inc. (c) .......................            757,350
                                                                     ----------
                                                                      1,692,850
                                                                     ----------
         Total Common Stock
           (Identified Cost $110,426,111) ..................        133,594,073
                                                                    -----------

         OPTIONS CONTRACTS - 0.1%
--------------------------------------------------------------------------------
 35,000  Bank Tokyo Mitsubishi, Ltd., 15 Call, 7/17/1999 ...             13,125
 20,000  Liberty Media Corp., 35 Call, 7/17/1999 ...........             40,000
 15,000  Montana Power Co., 75 Call, 7/17/1999 .............             28,125
 15,000  Montana Power Co., 80 Call, 7/17/1999 .............             12,188
                                                                     ----------
                                                                         93,438
                                                                     ----------
         Total Options (Identified Cost $173,800) ..........             93,438
                                                                     ----------

 PRINCIPAL
  AMOUNT     DESCRIPTION                                             VALUE (A)
--------------------------------------------------------------------------------

$ 5,227,000 Repurchase Agreement with State Street
              Bank and Trust Co. dated 6/30/99
              at 4.00% to be repurchased at $5,227,581
              on 7/01/99, collateralized by $4,745,000
              U.S. Treasury Bond 7.50% due 11/15/16
              with a value of $5,338,125....................       $  5,227,000
  1,428,000 Repurchase Agreement with State Street
              Bank and Trust Co. dated 6/30/99 at
              4.75% to be repurchased at $1,428,188
              on 7/01/99, collateralized by $1,295,000
              U.S. Treasury Bond 7.50% due 11/15/16
              with a value of $1,456,875. ..................          1,428,000
                                                                   ------------
            Total Short Term Investments
              (Identified Cost $6,655,000) .................          6,655,000
                                                                   ------------
            Total Investments - 100.8%
             (Identified Cost $117,254,911) (b) ............        140,342,511
            Other assets less liabilities ..................         (1,063,077)
                                                                   ------------
            Total Net Assets - 100% ........................       $139,279,434
                                                                   =============
(a) See Note 1a of Notes to Financial Statements.
(b) Federal Tax Information: At June 30, 1999 the net unrealized appreciation on investments based on cost of $117,254,911 for federal income tax purposeswas as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there is an excess of value
    over tax cost ..........................................       $ 29,229,372

    Aggregate gross unrealized depreciation for all
    investments in which there is an excess of tax cost
    over value .............................................         (6,141,772)
                                                                   ------------
    Net unrealized appreciation ............................       $ 23,087,600
                                                                   ============
(c) Non-income producing security.

ADR An American Depository Receipt is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States or Canada.

CAD Canadian Dollars.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1999
(unaudited)

ASSETS
   Investments at value (Identified cost
     $117,254,911) ...................................             $ 140,342,511
   Cash ..............................................                   125,522
   Cash - Restricted .................................                   737,295
   Collateral for securities loaned, at value ........                 9,281,505
   Receivable for:
     Fund shares sold ................................                   189,183
     Securities sold .................................                 2,693,076
     Dividends and interest ..........................                    24,533
     Unamortized organization expense ................                    21,596
                                                                    ------------
                                                                     153,415,221
LIABILITIES
   Payable for:
     Collateral for securities loaned, at value ......    $9,281,505
     Securities purchased ............................     4,427,884
     Fund shares redeemed ............................       184,277
   Accrued expenses:
     Management fees .................................       111,716
     Deferred trustees' fees .........................         5,512
     Accounting and administrative ...................         7,608
     Other expenses ..................................       117,285
                                                          ----------
                                                                      14,135,787
                                                                   -------------
NET ASSETS ...........................................             $ 139,279,434
                                                                   =============
   Net Assets consist of:
     Capital paid in .................................             $102,113,928
     Undistributed net investment income (loss) ......               (1,314,101)
     Accumulated net realized gains (losses) .........               15,392,007
     Unrealized appreciation (depreciation)
       on investments ................................               23,087,600
                                                                   ------------
NET ASSETS ...........................................             $139,279,434
                                                                   =============
   Computation of net asset value and offering price:
   Net asset value and redemption price of Class A
   shares ($58,660,809 / 3,243,340 shares of
   beneficial interest) ..............................             $    18.09
                                                                   ============
   Offering price per share (100 / 94.25 of $18.09) ..             $    19.19*
                                                                   ============
   Net asset value and offering price of Class B
   shares ($65,300,972 / 3,678,444 shares of
   beneficial interest) ..............................             $    17.75**
                                                                   ============
   Net asset value and offering price of Class C
   shares ($15,317,653 / 862,753 shares of
   beneficial interest) ..............................             $    17.75
                                                                   ==========

 *Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1999
(unaudited)

INVESTMENT INCOME
       Dividends (net of foreign taxes of $173) ......             $    154,496
       Interest ......................................                  141,309
       Securities lending income .....................                   11,578
                                                                   ------------
                                                                        307,383
       Expenses
         Management fees .............................    $  664,394
         Service fees - Class A ......................        66,544
         Service and distribution fees - Class B .....       296,089
         Service and distribution fees - Class C .....        70,490
         Trustees' fees and expenses .................         6,352
         Accounting and administrative ...............        23,453
         Custodian ...................................       120,614
         Transfer agent ..............................       288,940
         Audit and tax services ......................        22,150
         Legal .......................................         6,126
         Printing ....................................        20,118
         Registration ................................        21,909
         Amortization of organization expense ........         4,416
         Insurance ...................................           600
         Miscellaneous ...............................         5,737
                                                          ----------
       Total expenses ................................                1,617,932
                                                                   ------------
       Net investment income (loss) ..................               (1,310,549)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
 SECURITIES SOLD SHORT AND WRITTEN OPTIONS

         Realized gain (loss) on:
           Investments - net .........................    14,572,919
           Securities sold short - net ...............        40,799
           Written options - net .....................       522,523
                                                          ----------
         Total realized gain (loss) on investments ...    15,136,241
                                                          ----------
       Unrealized appreciation (depreciation) on:
           Investments - net .........................     4,808,912
                                                          ----------
       Net unrealized appreciation (depreciation)
         on investment transactions ..................               19,945,153
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS .....................................             $ 18,634,604
                                                                   ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(unaudited)

                                                                     SIX MONTHS
                                                        YEAR ENDED     ENDED
                                                       DECEMBER 31,   JUNE 30,
                                                          1998         1999
                                                       ----------   -----------
FROM OPERATIONS
   Net investment income (loss) ...................  $ (2,417,784) $ (1,310,549)
   Net realized gain (loss) on investments,
     securities sold short and written options ....     1,618,726    15,136,241
   Net unrealized appreciation (depreciation)
     on investments ...............................     2,707,927     4,808,912
                                                     ------------  ------------
   Increase (decrease) in net assets from operations    1,908,869    18,634,604
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain on investments
     Class A ......................................       (72,914)            0
     Class B ......................................       (81,808)            0
     Class C ......................................       (19,163)            0
                                                     ------------  ------------
                                                         (173,885)            0
                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS ........    12,594,454   (12,337,228)
                                                     ------------  ------------
Total increase (decrease) in net assets ...........    14,329,438     6,297,376
NET ASSETS
   Beginning of the period ........................   118,652,620   132,982,058
                                                     ------------  ------------

   End of the period ..............................  $132,982,058  $139,279,434
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
   End of the period ..............................  $     (3,552) $ (1,314,101)
                                                     ============  ============

-----------------------------------------------------------------------------------------------------------------------
                                                  FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------

(unaudited)

                                                            CLASS A                             CLASS B
                                           -------------------------------------  -------------------------------------
                                               YEAR ENDED                                YEAR ENDED
                                               DECEMBER 31,         SIX MONTHS          DECEMBER 31,        SIX MONTHS
                                            ------------------         ENDED         -----------------        ENDED
                                             1997         1998     JUNE 30, 1999    1997         1998     JUNE 30, 1999
                                             ----         ----     -------------    ----         ----     -------------
Net asset value, beginning of year (a)..   $  12.50     $  15.37     $  15.66     $  12.50     $  15.26     $  15.43
                                           --------     --------     --------     --------     --------     --------
Income (loss) from investment operations
Net investment income (loss) (b) .......      (0.20)       (0.23)       (0.09)       (0.30)       (0.33)       (0.19)
Net realized and unrealized gain on
 investments ...........................       3.55         0.54         2.52         3.54         0.52         2.51
                                           --------     --------     --------     --------     --------     --------
Total from investment operations .......       3.35         0.31         2.43         3.24         0.19         2.32
                                           --------     --------     --------     --------     --------     --------
Less distributions
Distributions from net realized
 capital gains .........................      (0.48)       (0.02)        0.00        (0.48)       (0.02)        0.00
                                           --------     --------     --------     --------     --------     --------
Total distributions ....................      (0.48)       (0.02)        0.00        (0.48)       (0.02)        0.00
                                           --------     --------     --------     --------     --------     --------
Net asset value, end of year ...........   $  15.37     $  15.66     $  18.09     $  15.26     $  15.43     $  17.75
                                           ========     ========     ========     ========     ========     ========
Total return (%) (c) ...................       27.0          2.1         15.5         26.1          1.3         15.0
Ratio of operating expenses to average
 net assets (%) ........................       2.20         2.07         2.12(d)      2.95         2.82         2.87(d)
Ratio of net investment income (loss)
 to average net assets (%) .............      (1.44)       (1.52)       (1.64)(d)    (2.19)       (2.27)       (2.39)(d)
Portfolio turnover rate (%) ............        140          182          293          140          182          293
Net assets, end of year (000) ..........   $ 52,066     $ 56,161     $ 58,661     $ 52,616     $ 61,409     $ 65,301

(a) Fund commenced operations on December 31, 1996.
(b) Per share net investment loss has been calculated using the average shares outstanding during the year.
(c) A sales charge in the case of Class A shares and a contingent deferred sales charge in the case of Class B shares is not reflected in total return calculations.
(d) Computed on an annualized basis

-------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(unaudited)
                                                            CLASS C
                                           ------------------------------------
                                               YEAR ENDED
                                               DECEMBER 31,       SIX MONTHS
                                            ----------------        ENDED
                                             1997       1998   JUNE 30, 1999
                                             ----       ----   --------------

Net asset value, beginning of year (a) .   $  12.50   $  15.26   $  15.43
                                           --------   --------   --------

Income (loss) from investment operations
Net investment income (loss) (b) .......      (0.30)     (0.33)     (0.20)
Net realized and unrealized gain
 on investments ........................       3.54       0.52       2.52
                                           --------   --------   --------
Total from investment operations .......       3.24       0.19       2.32
                                           --------   --------   --------
Less distributions
Distributions from net realized
 capital gains .........................      (0.48)     (0.02)      0.00
                                           --------   --------   --------
Total distributions ....................      (0.48)     (0.02)      0.00
                                           --------   --------   --------
Net asset value, end of year ...........   $  15.26   $  15.43   $  17.75
                                           --------   --------   --------
Total return (%) (c) ...................       26.1        1.3       15.0
Ratio of operating expenses to
 average net assets (%) ................       2.95       2.82       2.87(d)
Ratio of net investment income (loss)
 to average net assets (%) .............      (2.19)     (2.27)     (2.39)(d)
Portfolio turnover rate (%) ............        140        182        293
Net assets, end of year (000) ..........   $ 13,970   $ 15,412   $ 15,318

(a)Fund commenced operations on December 31, 1996.
(b)Per share net investment loss has been calculated using the average shares outstanding during the year.
(c)A contingent deferred sales charge in the case of Class C shares is not reflected in total return calculations.
(d)Computed on an annualized basis

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the Period Ended June 30, 1999
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Fund seeks capital appreciation. The Declaration of Trust permits the trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, and Class C shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay a front end sales charge and do not convert to any other class of shares, but they do pay a higher ongoing distribution fee than Class A shares and may be subject to a contingent deferred sales charge if those shares are redeemed within one year. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and the relevant subadvisers under the supervision of the Fund's trustees.

b. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date or when the Fund learns of the dividend, and interest income is recorded on the accrual basis. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

c. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

d. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs, wash sales, post October losses and net investment loss. Permanent book and tax basis differences will result in reclassification to capital accounts.

e. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price including interest. Each subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

f. SHORT SALES. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of the broker effecting the sale until the Fund replaces the borrowed securities. To deliver the securities to the buyer, the Fund arranges through the broker to borrow the securities and, in doing so, the Fund becomes obligated to replace the securities borrowed at their market value at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the borrowed securities until the securities are replaced. At June 30, 1999, there were no short sales.

g. SHORT SALES AGAINST THE BOX. In a short sale against the box, the Fund sells a borrowed security, while at the same time owning an identical security in the portfolio. While the short sale is outstanding, the Fund will not dispose of the security hedged by the short sale.

When the Fund sells short against the box, it will establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale, and the Fund pledges securities or cash as additional collateral. The Fund earns interest from the broker on the proceeds of the short sale and accrues such interest on a daily basis.

h. OPTIONS. The Fund may use options to enhance investment return, or to hedge against changes in the values of securities the Fund owns or expects to purchase. Writing puts and buying calls tends to increase the Fund's exposure to the underlying instrument and writing calls or buying puts tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

For options purchased to hedge the Fund's investments, the potential risk to the Fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty is unable to perform. The maximum loss for purchased options is limited to the premium initially paid for the option. For options written by the Fund, the maximum loss is not limited to the premium initially received for the option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over the counter are valued using prices supplied by dealers.

1. ORGANIZATION EXPENSE. Costs incurred in connection with the Fund's organization and initial registration, amounting to approximately $41,674 in the aggregate, were paid by the Fund and are being amortized over 60 months.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1999, purchases and sales of securities (excluding short-term investments) were $180,401,427 and $190,998,027 respectively.

Transactions in written options for the six months ended June 30, 1999 are summarized as follows:
                                                            WRITTEN OPTIONS
                                                        ------------------------
                                                        NUMBER OF      PREMIUMS
                                                        CONTRACTS      RECEIVED
                                                        ----------    ---------

   Open at December 31, 1998 .................              (50)    $   (62,972)
   Contracts opened ..........................           (1,835)     (1,445,682)
   Contracts closed ..........................            1,885       1,508,654
                                                         ------     -----------
     Open at June 30, 1999 ...................                0     $         0
                                                         ======     ===========

3a. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays gross management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 1.05% of the Fund's average daily net assets reduced by the amount of any subadviser fees paid by the Fund to its subadvisers as follows: Harris Associates, L.P., at the annual rate of 0.70% of the average daily net assets of its segment of the Fund, Loomis, Sayles & Company, L.P. and RS Investment Management, L.P. at the annual rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Fund which that sub-adviser manages, and 0.50% of such assets in excess of $50 million, and Montgomery Asset Management, L.P. at the annual rate of 0.65% of the first $50 million of the average daily net assets of the segment of the Fund which that subadviser manages, and 0.50% of such assets in excess of $50 million.

Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM, Harris Associates, L.P. and Loomis, Sayles & Company, L.P. are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest"), formerly known as New England Investment Companies, L.P., which is a subsidiary of Metropolitan Life Insurance Company (MetLife). Fees earned by NEFM and the sub-advisers under the management and subadvisory agreements in effect during the period ended June 30, 1999, are as follows:

                                   Fees Earned
                                   -----------
                   NEFM                              $285,153
                   Harris Associates, L.P.            115,804
                   Loomis, Sayles & Company, L.P.      81,321
                   Montgomery Asset Management, L.P.   94,772
                   RS Investment Management, L.P.      87,344
                                                     --------
                                                     $664,394
                                                     ========

b. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses NSC for all or part of NSC's expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, financial reporting functions and clerical functions relating to the Fund and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1999, these expenses amounted to $ 23,453 and are shown separately in the financial statements as accounting and administrative.

c. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent to the Fund and Boston Financial Data Services serves as the sub-transfer agent for the Fund. For the six months ended June 30, 1999, the Fund paid NSC $219,726 as compensation for its services in that capacity.

d. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $66,544 in fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999 the Fund paid New England Funds $74,022 and $17,623 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1999, the Fund paid New England Funds $222,067 and $52,867 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1999 amounted to $286,106.

e. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of NEFM, New England Funds, Nvest, NSC or their affiliates, other than registered investment companies. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various New England Funds based on a formula that takes into account, among other factors, the relative net assets of each fund.

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. CAPITAL SHARES. At June 30, 1999 there was an unlimited number of shares of beneficial interest authorized, divided into three classes, Class A, Class B and Class C capital shares. Transactions in capital shares were as follows:

                                                     YEAR ENDED                    SIX MONTHS ENDED
                                                  DECEMBER 31, 1998                  JUNE 30, 1999
                                               ----------------------            ----------------------
CLASS A                                        SHARES          AMOUNT            SHARES          AMOUNT
-------                                        ------          ------            ------          ------
Shares sold ...............................  10,007,052    $ 145,480,024        7,639,709    $ 122,806,116
Shares issued in connection with
 the reinvestment of:
  Distributions from net realized gain ....       5,652           69,350                0                0
                                             ----------    -------------       ----------    -------------
                                             10,012,704      145,549,374        7,639,709      122,806,116
Shares repurchased ........................  (9,814,676)    (142,857,804)      (7,981,828)    (128,493,889)
                                             ----------    -------------       ----------    -------------
Net increase (decrease) ...................     198,028    $   2,691,570         (342,119)   $  (5,687,773)
                                             ----------    -------------       ----------    -------------

                                                     YEAR ENDED                    SIX MONTHS ENDED
                                                  DECEMBER 31, 1998                  JUNE 30, 1999
                                               ----------------------            ----------------------
CLASS B                                        SHARES          AMOUNT            SHARES          AMOUNT
-------                                        ------          ------            ------          ------
Shares sold ...............................   1,448,884    $  21,668,586          333,755    $   5,239,199
Shares issued in connection with
 the reinvestment of:
  Distributions from net realized gain ....       6,043           73,183                0                0
                                             ----------    -------------       ----------    -------------
                                              1,454,927       21,741,769          333,755        5,239,199
Shares repurchased ........................    (923,148)     (13,235,193)        (634,913)      (9,847,095)
                                             ----------    -------------       ----------    -------------
Net increase (decrease) ...................     531,779    $   8,506,576         (301,158)   $  (4,607,896)
                                             ----------    -------------       ----------    -------------

                                                     YEAR ENDED                    SIX MONTHS ENDED
                                                  DECEMBER 31, 1998                  JUNE 30, 1999
                                               ----------------------            ----------------------
CLASS C                                        SHARES          AMOUNT            SHARES          AMOUNT
-------                                        ------          ------            ------          ------
Shares sold ...............................     415,402    $   6,261,996          150,681    $   2,397,159
Shares issued in connection with
 the reinvestment of:
  Distributions from net realized gain ....       1,496           18,135                0                0
                                             ----------    -------------       ----------    -------------
                                                416,898        6,280,131          150,681        2,397,159
Shares repurchased ........................    (333,755)      (4,883,823)        (286,492)      (4,438,718)
                                             ----------    -------------       ----------    -------------
Net increase (decrease) ...................      83,143    $   1,396,308         (135,811)   $  (2,041,559)
                                             ----------    -------------       ----------    -------------
Increase derived from capital
 shares transactions ......................     812,950    $  12,594,454         (779,088)   $ (12,337,228)
                                             ==========    =============         ========    =============


5. LINE OF CREDIT. The Fund along with the other portfolios that comprise the New England Funds (the "Funds") participate in a $100,000,000 committed line of credit provided by Citibank, N.A. under a credit agreement (the "Agreement") dated March 4, 1999. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected from time to time. In addition, the Funds are charged a facility fee equal to 0.08% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the period ended June 30, 1999.

6. SECURITY LENDING. The Fund has entered into an agreement with a third party to lend its securities. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending its securities. At June 30, 1999 the Fund loaned securities having a market value of $9,052,908 collateralized by United States Treasury Bonds with a market value of $9,281,505.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NEW ENGLAND STAR ADVISERS FUND
                         NEW ENGLAND STAR WORLDWIDE FUND

        Supplement Dated August 23, 1999 to New England Star Funds Class
           A, B, and C Prospectus and New England Stock and Star Funds
                      Class Y Prospectus dated May 3, 1999

STAR ADVISERS FUND

On August 20, 1999, the Board of Trustees of New England Funds Trust I (the "Trust") approved a new interim Subadvisory Agreement (the "Interim Agreement") relating to New England Star Advisers Fund (the "Fund") between New England Funds Management, L.P. ("NEFM"), the Fund's adviser, and Kobrick Funds LLC ("Kobrick"). The Interim Agreement is effective as of August 23, 1999, and will continue in effect for a period of 120 days or until shareholders of the Fund approve a new Subadvisory Agreement between NEFM and Kobrick, whichever occurs first. Under the Interim Agreement, Kobrick succeeds Founders Asset Management, LLC ("Founders") as the subadviser of the segment of the Fund previously managed by Founders (the "Segment") and is responsible for day-to-day management of the Segment's investment operations under the oversight of NEFM. A special shareholder meeting will be held in October to vote on the approval of a second, final Subadvisory Agreement for the Fund between NEFM and Kobrick, which was also approved by the Board of Trustees of the Trust on August 20, 1999 (the "Final Subadvisory Agreement"). The Final Subadvisory Agreement would replace the Interim Agreement. A notice of the special shareholder meeting and a proxy statement will be sent to shareholders in mid-September. In the event that the Fund's shareholders do not approve the Final Subadvisory Agreement between NEFM and Kobrick at the special shareholder meeting, shareholders will be notified and the Board of Trustees will consider alternative arrangements for the management of the Segment's investment portfolio.

The annual subadvisory fee rates payable to Kobrick under the Interim Agreement and the Final Subadvisory Agreement are identical to those previously paid to Founders to manage the Segment, which are 0.55% of the first $50 million of the Segment's average daily net assets, 0.50% of such assets between $50 million and $250 million and 0.475% of such assets in excess of $250 million. In addition, Kobrick has agreed to waive the entire subadvisory fee payable to Kobrick by the Fund under the Interim Agreement through October 19, 1999 and NEFM will pay such waived fees to Founders. This waiver will not affect the management fee payable by the Fund to NEFM.

In conjunction with Kobrick becoming a subadviser to the Fund, the Fund's Board of Trustees approved amendments to the Segment's investment strategies, which will be effective at the close of business on August 20, 1999. Accordingly, the subsection entitled "Founders" within the section entitled "Star Advisers Fund - More on Investment Strategies" page of the Prospectuses are revised as of such date by replacing such subsection with the text set forth below.

KOBRICK
The segment of the Star Advisers Fund managed by Kobrick will, under normal conditions, invest substantially in equity securities of companies with small, medium and large capitalizations, including those Kobrick believes are undervalued special situations and emerging growth companies. Kobrick considers emerging growth companies to be those companies which are less mature and have the potential to grow substantially faster than the economy. This provides Kobrick with flexibility to emphasize in the Fund companies with different capitalizations as market conditions change. Kobrick's bottom-up approach utilizes quantitative and qualitative analysis to select individual companies, not sectors, with the greatest potential for growth. In selecting investments for the Fund, Kobrick generally seeks companies in a wide variety of industries and considers any one or more of the following factors:

   o the strength of a company's   o expected growth in earnings
     management team               o competitive position and business strategy
   o relative financial condition  o new or innovative products, services or
   o entrepreneurial character       processes

In making investment decisions, Kobrick employs the following four-part investment approach:

o Screening: Kobrick analyzes thousands of companies in order to find a select group that has the potential to meet its buy disciplines described below. Many of the companies within this group are special situation companies, which because of unique circumstances, such as an ability to fill a particular niche, are attractive investments.

o Portfolio Construction: Kobrick applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess their ability to execute the company's strategy. Kobrick considers potential risk in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: Kobrick closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o Portfolio Realignment: Kobrick will generally sell a position when, among other things, its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy or when a company fails to execute its strategy.

It is anticipated that most of the Fund's securities will be traded or listed on a major securities exchange. However, the Fund may invest at any time up to 35% of its total assets in other types of securities, including corporate bonds, securities of the U.S. government and certain options. The Fund may engage in active and frequent trading of securities, particularly as the Fund's investment philosophy provides flexibility to emphasize different capitalizations of companies as market conditions change. Frequent trading may produce higher transaction costs and a higher level of capital gains which may lower your return.

In the section entitled "Meet the Fund's Investment Adviser and Subadvisers," the text entitled "Founders" under the heading "Subadvisers" is replaced with the following:

KOBRICK, located at 101 Federal Street, Boston, Massachusetts 02110, serves as subadviser to the Star Advisers Fund. Kobrick is a subsidiary of Nvest Companies. Kobrick, the predecessor to which was formed in 1997, focuses primarily on managing growth-oriented equity funds including three mutual funds.

 In the section entitled "Meet the Funds' Portfolio Managers," the biographical information on Thomas M. Arrington and Scott A. Chapman under the heading "Star Advisers Fund" is replaced with the following:

FREDERICK R. KOBRICK
Frederick R. Kobrick has managed the Kobrick segment of the Star Advisers Fund since August 23, 1999. Mr. Kobrick also manages Kobrick Capital Fund (since its inception on December 31, 1997) and Kobrick Emerging Growth Fund (from its inception on December 31, 1997 until February 1, 1999 and returned as manager on April 9, 1999). He has been in the investment business for more than 28 years. For the 12 year period immediately prior to becoming President of the predecessor to Kobrick Funds LLC in 1997, he was an equity portfolio manager at State Street Research & Management Company, where he had served as Senior Vice President since 1989 and as a member of the firm's Equity Investment Committee since 1985. He received an M.B.A. from Harvard Business School and a B.A. from Boston University and is also a Chartered Financial Analyst.

STAR WORLDWIDE FUND
On August 20, 1999, the Board of Trustees of New England Funds Trust I (the "Trust") approved the termination of the Subadvisory Agreement relating to New England Star Worldwide Fund (the "Fund") between New England Funds Management, L.P., the Fund's adviser, and Founders Asset Management, LLC ("Founders"). Accordingly, the references to Founders and its portfolio managers are eliminated from the Prospectuses. The Board of Trustees also approved reallocation of the assets of the segment previously managed by Founders. Effective August 23, 1999, the assets of the segment will be reallocated among the four other segments of the Fund, with the result that the four segments will, as of such date, represent the following percentages of the Fund's assets:
Harris Associates - U.S. Segment (25%); Harris Associates - International Segment (25%); Janus Capital Corporation Segment (29%); and Montgomery Asset Management Segment (21%). It is expected that the Fund's future cash flow will be allocated equally among the four segments. The percentage of the Fund's assets held in each Segment will vary from time to time, based on the relative investment performance of each Segment.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                             LARGE-CAP EQUITY FUNDS
                               Capital Growth Fund
                                   Growth Fund
                             Growth and Income Fund
                      (formerly Growth Opportunities Fund)
                                  Balanced Fund
                                   Value Fund

                              ALL-CAP EQUITY FUNDS
                               Star Advisers Fund
                               Star Worldwide Fund
                            International Equity Fund
                                  Bullseye Fund
                               Equity Income Fund

                             SMALL-CAP EQUITY FUNDS
                               Star Small Cap Fund

                             GOVERNMENT INCOME FUNDS
                        Limited Term U.S. Government Fund
                           Government Securities Fund

                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

                               MONEY MARKET FUNDS
                             Cash Management Trust,
                               Money Market Series
                          Tax Exempt Money Market Trust

                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                 (formerly Adjustable Rate U.S. Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund

To learn more, and for a free prospectus, contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com
                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains
          information about distribution charges, management and other items of interest. Investors are advised to read the
                     prospectus carefully before investing.

     New England Funds, L.P., and other firms selling shares of New England
      Funds are members of the National Association of Securities Dealers,
       Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure
      Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at
                                 www.NASDR.com.

       Y2K Readiness Report: New England Funds has kept pace with the Y2K challenge. Mission critical systems have been tested and non-mission critical systems are scheduled for completion by September 30, 1999.
       Y2K is a top priority at New England Funds. For more information on our Y2K readiness, please visit our Web site at www.mutualfunds.com.

    This material represents Year 2000 Readiness Disclosure pursuant to the Year 2000 Information and Readiness Disclosure Act.

                                                              ------------------
         [LOGO](R)                                                BULK RATE
   NEW ENGLAND FUNDS(R)                                          U.S. POSTAGE
Where The Best Minds Meet(R)                                         PAID
                                                                 BROCKTON, MA
                                                                PERMIT NO. 770
                                                              ------------------


  ---------------------
   399 Boylston Street

  Boston, Massachusetts

           02116
  ---------------------


      SC58-0699

[Recycle Logo] Printed on Recycled Paper